Investments in affiliated companies (Details 1) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥)		Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)		Dec. 31, 2013 CNY (¥)
Investment in affiliates under the equity method
Balance at beginning of period		¥ 12,000
Investments					¥ 209,792
Share of profits / (losses)		(829)		$ (128)	2,245		¥ 1,197
Disposal		(735,000)		(113,500)
Balance at end of period		13,597			12,000
Investment in affiliates under the cost method
Balance at beginning of period		423,301			216,276
Balance at end of period		459,721			423,301		216,276
Total
Balance at beginning of period		423,301			216,276		173,241
Investments		42,598					51,594
Share of profits (losses)		(829)			2,245		1,197
Disposal		(4,555)			(1,941)		(600)
Others		(794)			(3,071)		(9,156)
Balance at the end of period		459,721		$ 70,969	423,301		216,276
Hainan Tianneng Power Co Ltd [Member]
Investment in affiliates under the equity method
Balance at beginning of period	[1]	51,724			52,460		9,073
Investments	[1]	0			0		51,594
Share of profits / (losses)	[1]	8,413			2,335		949
Disposal	[1]	0			0		0
Others	[1]	254			(3,071)		(9,156)
Balance at end of period	[1]	60,391			51,724		52,460
Yingli Shuntong Beijing International Freight Agency Co Ltd [Member]
Investment in affiliates under the equity method
Balance at beginning of period	[2]	0			1,941		1,693
Investments	[2]				0		0
Share of profits / (losses)	[2]				0		248
Disposal	[2]				(1,941)		0
Others	[2]				0		0
Balance at end of period	[2]				0		1,941
Shanghai Sailing Xili Equity Investment Fund Llp [Member]
Investment in affiliates under the equity method
Balance at beginning of period		152,910	[3]		0
Investments		0	[3]		153,000
Share of profits / (losses)		(9,161)	[3]		(90)
Disposal		0	[3]		0
Others		0	[3]		0
Balance at end of period		143,749	[3]		152,910	[3]	0
Tongmei Yingli New Energy Industry CoLtd [Member]
Investment in affiliates under the equity method
Balance at beginning of period	[4]	30,000
Investments	[4]				30,000
Share of profits / (losses)	[4]	347
Balance at end of period	[4]	30,347			30,000
Shandong Hi-speed Yingli New Energy CoLtd [Member]
Investment in affiliates under the equity method
Balance at beginning of period	[5]	0
Investments	[6]	17,500
Share of profits / (losses)	[6]	(428)
Others	[6]	(87)
Balance at end of period	[5]	16,985	[6]		0
Solariant Portfolio Two Godo Kaisha [Member]
Investment in affiliates under the equity method
Balance at beginning of period	[7]	7,782
Investments	[7]	20,580			7,782
Others	[7]	(961)
Balance at end of period	[7]	27,401			7,782
Other Equity Method Investments [Member]
Investment in affiliates under the equity method
Balance at beginning of period		12,000			0
Investments		1,597			12,000
Share of profits / (losses)					0
Disposal		0			0
Others					0
Balance at end of period		13,597			12,000		0
Beijing Jingyi Green Energy Power System Engineering Co Ltd [Member]
Investment in affiliates under the cost method
Balance at beginning of period	[8]	11,875			11,875		11,875
Investments	[8]	0			0		0
Share of profits / (losses)	[8]	0			0		0
Disposal	[8]	0			0		0
Others	[8]	0			0		0
Balance at end of period	[8]	11,875			11,875		11,875
Beijing Cecep Badaling Photovoltaic Technology Ltd [Member]
Investment in affiliates under the cost method
Balance at beginning of period	[9]				0		600
Investments	[9]						0
Share of profits / (losses)	[9]						0
Disposal	[9]						(600)
Others	[9]						0
Balance at end of period	[9]						0
Guokai Siyuan Beijing Investment Fund Co Ltd [Member]
Investment in affiliates under the cost method
Balance at beginning of period	[10]	150,000			150,000		150,000
Investments	[10]	0			0		0
Share of profits / (losses)	[10]	0			0		0
Disposal	[10]	0			0		0
Others	[10]	0			0		0
Balance at end of period	[10]	150,000			150,000		150,000
Other Cost Method Investments [Member]
Investment in affiliates under the cost method
Balance at beginning of period		7,010			0
Investments		2,921			7,010
Share of profits / (losses)		0			0
Disposal		(4,555)			0
Others		0			0
Balance at end of period		¥ 5,376			¥ 7,010		¥ 0

[1]	In September 2009, Yingli China and two other entities, unrelated to the Company, established Hainan Tianneng Power Co., Ltd. (“Hainan Tianneng”). Yingli China contributed RMB 6,000 to acquire a 20% equity interest. In 2011, Yingli China further injected cash of RMB 20,362 while the other investors made proportional cash injection to remain the same ownership interest for each investor. In 2012, the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by Yingli China to 11.45% as of December 31, 2012. In June and July 2013, Hainan Yingli made capital injections in the amount of RMB 40 million and RMB 12 million respectively, to acquire 18.31% equity interest of Hainan Tianneng in total. Together with the equity interest held by Yingli China (9.35%), the Company (including both Yingli China and Hainan Yingli) holds 27.66% equity interest in Hainan Tianneng as of December 31, 2013 and 2014. In May 2015, one of the other investors made further capital injection to Hainan Tianneng, which resulted in a decrease of equity interest held by the Company to 26.53% as of December 31, 2015. The investment is accounted for under equity method.
[2]	In September 2011, Yingli Beijing and a subsidiary of Yingli Group, established Yingli Shuntong (Beijing) International Freight Agency Co., Ltd (“Shuntong Wuliu”). Yingli Beijing contributed RMB 1,470 to acquire 49% equity interest. As of December 31, 2013, the investment is accounted for under equity method. In December 2014, Yingli Beijing disposed all its equity interest in Shuntong Wuliu to Tianjin Yingli Bubalus Logistics Co., Ltd., a related party of the Company. The total consideration was RMB 1,941 and no gain or loss arose from this transaction.
[3]	In August 2014, Yingli China and Shanghai Sailing Capital Management Co., Ltd. (“Shanghai Sailing”), unrelated to the Company, set up a fund called Shanghai Sailing Xili Equity Investment Fund LLP (“Sailing Fund”). The capital size of Sailing Fund is of RMB 1,004,000 and its principal activities are to make equity investments to new energy industries. According to the agreement, Sailing Fund is jointly controlled by Shanghai Sailing and Yingli China with shares of interest of 49.2% and 50.8%, respectively. As of December 31, 2015, total capital injected by Yingli China is RMB 153,000 (US$ 24,659) while Shanghai Sailing also made cash injection proportionally based on the agreed percentage of shares of interest between the parties in Sailing Fund. Therefore, the investment is accounted for under equity method.
[4]	In August 2014, Yingli China together with two other entities unrelated to the Company, established Tongmei Yingli New Energy Industry Co., Ltd. Yingli China contributed RMB 30,000 to acquire a 30% equity interest. The investment is accounted for under equity method.
[5]	In June 2015, Yingli Beijing and two other entities, unrelated to the Company, established Shandong Hi-speed Yingli New Energy Co., Ltd. (“Shandong Hi-speed Yingli”). Yingli Beijing contributed RMB 35,000 to acquire a 35% equity interest. The investment is accounted for under equity method.
[6]	In June 2015, Yingli Beijing and two other entities, unrelated to the Company, established Shandong Hi-speed Yingli New Energy Co., Ltd. (“Shandong Hi-speed Yingli”). Yingli Beijing has contributed RMB 17,500 to acquire a 35% equity interest. The investment is accounted for under equity method.
[7]	In July 2013, Yingli Japan, together with two other entities unrelated to the Company, established Solariant Portfolio Two Godo Kaisha (the project“SPC”) to acquire 49.48% equity interest. Yingli Japan made capital contribution of JPY 151,500 (RMB 7,782 equivalent) in 2014. Pursuant to an agreement entered into by all parties in early 2015, SPC transferred SPC’s payables of JPY 395,000 (RMB 20,580 equivalent, US$ 3,177) to Yingli Japan, which was treated as a capital injection, meanwhile, the other two investors made also made capital injection to SPC. After the transaction was made, total investment by Yingli Japan was amounted to JPY 546,500 and equity interest owned by Yingli Japan decreased to 37.5%. In July 2015, Yingli Japan together with other two investors of SPC, entered into several agreement to transfer 100% of equity interest of SPC to another entity unrelated to the Company. Based on the agreements, consideration of 37.5% of equity interest of SPC owned by Yingli Japan was JPY1,287,600 (RMB 67,086 equivalent). The consideration was based on the fair value of SPC. As of December 31, 2015, due to that the share transfer has not completed, partial consideration of PY 815,700 (RMB42,499 equivalent) received was recorded in “Other current liabilities and accrued expenses” in Consolidated Balance Sheets.
[8]	In February 2010, Yingli China and two other entities, unrelated to the Company, established Beijing Jingyi Green Energy Power System Engineering Co., Ltd. Yingli China contributed RMB 10,000 to acquire a 10% equity interest. In July 2011, Yingli China injected cash of RMB 1,875 while the other investors made proportional cash injection to remain the same ownership interest for each investor. The investment is accounted for under cost method.
[9]	In February 2009, Yingli China and two other entities, unrelated to the Company, established Beijing CECEP Badaling Green Photovoltaic Technology Co., Ltd. (“Beijing Badaling”). Yingli China contributed RMB 600 to acquire a 10% equity interest. The investment is accounted for under cost method. In May 2013, the Company withdrew its investment from Beijing Badaling and received cash in the amount of RMB 600 (US$ 97).
[10]	In November 2012, Yingli China and Hainan Yingli, along with 35 other entities unrelated to the Company, participated in the establishment of Guokai Siyuan (Beijing) Investment Fund Co., Ltd.. The Investment Company’s period of operation is 10 years and its principal activities are to make equity investments to key industries encouraged by the State. The Company contributed RMB 150,000 to acquire a 2.97% equity interest. The investment is accounted for under cost method. The Investment Company’s administrator is SDIC Investment and Development Fund Management Beijing Co., Ltd. Subject to the administrator’s approval and other shareholders’ preemptive rights, the Company can transfer its investment to third parties.